As Filed with the Securities and Exchange Commission on March 11, 2020

Securities Act of 1933 File No. 333-168469

Investment Company Act of 1940 File No. 811-22445

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __
Post-Effective Amendment No. 25
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 27

Pinnacle Capital Management Funds Trust

(Exact Name of Registrant as Specified in Charter)

100 Limestone Plaza

Fayetteville, New York 13066

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: 315-234-9716

Capitol Services, Inc.

615 S Dupont Hwy, Dover, DE 19901

(Name and Address of Agent for Service)

With copy to:

Matthew Wells, Esq.

Bond, Schoeneck & King, PLLC

One Lincoln Center

Syracuse, NY 13202

and

Benjamin V. Mollozzi, Esq.

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Approximate date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

/ X /	immediately upon filing pursuant to paragraph (b)
/ /	on pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a) (1)
/ /	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 25 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 24 filed February 28, 2020 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Fayetteville and the State of New York, on the 11th day of March, 2020.

Pinnacle Capital Management Funds Trust

By:	/s/ Dean S. Dellas
Dean S. Dellas
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Dean S. Dellas	President	March 11, 2020
Dean S. Dellas	(Principal Executive Officer)

/s/ Paul A. Tryon	Treasurer	March 11, 2020
Paul A. Tryon	(Principal Financial Officer
and Principal Accounting
Officer)

Dalton J. Axenfeld*	Trustee

Joseph O. Reagan, MD*	Trustee

Mark E. Wadach*	Trustee

Christopher Wiles*	Trustee

By:	/s/ Benjamin V. Mollozzi
Benjamin V. Mollozzi
*Attorney-in-fact

March 11, 2020